CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) (Statement) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026
Current assets:
Cash and cash equivalents	¥ 13,995	¥ 9,458
Cash segregated as deposits	44,374	50,024
Crypto assets held	47,086	37,876
Customer accounts receivable	1,284	1,422
Other financial assets	765	430
Other current assets	742	1,274
Total current assets	108,246	100,484
Noncurrent assets:
Property and equipment	3,158	1,464
Intangible assets and goodwill	10,466	13,600
Crypto assets held	119	186
Other financial assets	504	474
Equity-accounted investees	600	491
Deferred tax assets	407	378
Other non-current assets	84	44
Total non-current assets	15,338	16,637
Total assets	123,584	117,121
Current liabilities:
Deposits received	44,179	49,814
Crypto asset borrowings	46,860	37,543
Other financial liabilities	2,330	4,517
Income taxes payable	1	647
Other current liabilities	316	616
Total current liabilities	93,686	93,137
Non-current liabilities:
Other financial liabilities	2,374	1,203
Warrant liability	152	132
Provisions	296	342
Deferred tax liabilities	156	562
Deferred tax liabilities	2,978	2,239
Total non-current liabilities	96,664	95,376
Equity:
Ordinary shares	327	273
Capital surplus	44,631	34,247
Share-based payment reserve	1,602	1,156
Merger reserve	(9,258)	(9,258)
Treasury shares	(4)	(4)
Retained earnings (accumulated deficit)	(9,679)	(4,368)
Foreign currency translation adjustment	(699)	(301)
Total equity	26,920	21,745
Total liabilities and equity	¥ 123,584	¥ 117,121